Summary of Significant Accounting Policies - Schedule of Restatement of Previously Issued Financial Statements (FY) (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenues	$ 46,552	$ 46,687	[1]	$ 48,423	$ 46,416	$ 94,839	$ 136,844	$ 141,526	[1]	$ 187,993	$ 215,531	$ 193,146
General and administrative	16,494	18,151	[1]	16,779	20,909	37,688	51,549	55,839	[1]	74,313	120,787	95,075
Total costs and expenses	41,348	52,235	[1]	44,640	50,564	95,204	126,648	147,439	[1]	206,450	285,153	201,324
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	$ 320	219			360	(415)	(295)	(196)	[2]	1,792	17,216	5,487
Changes in operating assets and liabilities:
Accounts receivable					(1,677)	(2,882)	$ (3,546)	(5,320)	[2]	$ (4,488)	$ 16,270	$ 13,609
Previously Reported
Income Statement [Abstract]
Net revenues		47,725		50,852	48,007	98,859		146,584
General and administrative		19,189		19,208	22,500	41,708		60,897
Total costs and expenses		53,273		47,069	52,155	99,224		152,497
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses					1,951	3,605		4,862
Changes in operating assets and liabilities:
Accounts receivable					(86)	1,138		(262)
Adjustment
Income Statement [Abstract]
Net revenues		(1,038)		(2,429)	(1,591)	(4,020)		(5,058)
General and administrative		(1,038)		(2,429)	(1,591)	(4,020)		(5,058)
Total costs and expenses		$ (1,038)		$ (2,429)	(1,591)	(4,020)		(5,058)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses					(1,591)	(4,020)		(5,058)
Changes in operating assets and liabilities:
Accounts receivable					$ (1,591)	$ (4,020)		$ (5,058)

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.